Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of voluntary change in accounting policy [abstract]
Schedule of Useful Lives of Intangible Assets	The useful lives of intangible assets are as follows:
Patents
Useful life	20 years
Amortization method	Straight-line
In-house development or purchase	Purchase

Schedule of Classification of Financial Instruments

The following table shows the classification of financial instruments under IFRS 9:

Financial asset/liability	Classification
Cash and cash equivalents	Amortized cost
Amounts receivable, excluding HST	Amortized cost
Accounts payable and Accrued liabilities	Amortized cost
Short term loans	Amortized cost
Convertible debt	Amortized cost
Warrant Liability	FVTPL
Government Grants	Amortized cost

Schedule of Carrying Values and Estimated Values of Financial Instruments

	Fair	July 31, 2021		July 31, 2020		August 1, 2019
	Value Input Level	Carry Amount	Estimated Fair Value	Carry Amount	Estimated Fair Value	Carry Amount	Estimated Fair Value

Cash	1	$57,268,685	$57,268,685	$21,249	$21,249	$157,034	$157,034
Amounts receivable	1	$12,574	$12,574	$22,515	$22,515	$2,816	$2,816
Investments	2	$2	$2	$2	$2	$2	$2
Accounts payable and accrued liabilities	1	$556,795	$556,795	$3,714,012	$3,714,012	$810,795	$810,795
Short term loans	1	$-	$-	$249,799	$249,799	$322,526	$322,526
Government grants	2	$25,986	$25,986	$155,940	$155,940	$-	$-
Warrant liability	3	$199,458	$199,458	$-	$-	$-	$-